Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share [Abstract]
Net income attributable to common NGHC stockholders - basic	$ 32,059	$ 12,753	$ 88,785	$ 32,211
Convertible preferred stock dividends	0	0	0	2,158
Net income attributable to common NGHC stockholders - diluted	$ 32,059	$ 12,753	$ 88,785	$ 34,369
Weighted average number of common shares outstanding – basic	93,359,265	79,700,000	90,853,536	60,063,250
Potentially dilutive securities:
Share options	2,075,584	924,303	1,673,422	1,556,709
Restricted stock units	228,580	0	88,240	0
Convertible preferred stock	0	0	0	7,070,998
Weighted average number of common shares outstanding – diluted	95,663,429	80,624,303	92,615,198	68,690,957
Basic earnings per share attributable to NGHC common stockholders	$ 0.34	$ 0.16	$ 0.98	$ 0.54
Diluted earnings per share attributable to NGHC common stockholders	$ 0.34	$ 0.16	$ 0.96	$ 0.50
Share options excluded from diluted earnings per common share			2,791,099	3,705,151